Agreement and Plan of Merger (Narrative) (Detail) - Scottdale Bank and Trust Company [Member]	Mar. 29, 2017 $ / shares
Business Acquisition [Line Items]
Per share price	$ 1,166
Volume-weighted average price, trading period	10 days
Period prior to closing of merger for calculating Average Price	5 days
Percentage of outstanding shares of acquiree's common stock to be converted into right to receive shares of acquirer's common stock upon merger	90.00%
Percentage of outstanding shares of acquiree's common stock to be converted into right to receive shares of acquirer's common stock in event that shareholders perfecting dissenters' rights upon merger	85.00%
Percentage of outstanding shares of acquiree's common stock that perfect shareholders' dissenters rights	15.00%
Minimum [Member]
Business Acquisition [Line Items]
Merger agreement exchange ratio	38.88%
Maximum [Member]
Business Acquisition [Line Items]
Merger agreement exchange ratio	44.86%
Percentage of outstanding shares of acquiree's common stock that perfect shareholders' dissenters rights	15.00%